Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2026
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets

As of March 31, 2026 and 2025, prepaid expenses and other current assets consisted of the following:

	March 31,
	2026	2025
Prepaid expenses	¥96,691	¥6,850
Deposit	2,480	2,450
Consumption taxes receivable	15,102	3,725
Others	—	16
Total prepaid expenses and other current assets	¥114,273	¥13,041